Consolidated Balance Sheets (Unaudited) (Parenthetical) ¥ in Thousands	Sep. 30, 2025 CNY (¥) shares	Mar. 31, 2025 CNY (¥) shares
Liabilities including amounts of the consolidated VIEs | ¥	¥ 340,907	¥ 295,304
Common Class A [Member]
Ordinary shares, shares authorized	900,000,000	900,000,000
Ordinary shares, shares issued	2,019,708	7,208
Ordinary shares, shares outstanding	2,019,708	7,208
Common Class B [Member]
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued
Ordinary shares, shares outstanding